Accounts Receivable, Prepayments, Deposits and Other Receivables (Tables)	12 Months Ended
Oct. 31, 2024
Accounts Receivable, Prepayments, Deposits and Other Receivables [Abstract]
Schedule of Accounts Receivable, Prepayments, Deposits and Other Receivables
	As of October 31,
	2024	2023
	US$	US$
Accounts receivable arising from the digital solutions services	662	403
Accounts receivable arising from media and entertainment services	3,970	-
Accounts receivable from hotel operations, hospitality and VIP services	2,013	531
Total accounts receivable	6,645	934
Consideration receivable on disposal	-	34,133
Prepayments	1,337	1,053
Deposits	236	251
Note receivables	-	150
Other receivables	1,093	240
Prepayments, deposits and other receivables	2,666	35,827